NOTES PAYABLE	9 Months Ended
Dec. 31, 2016
Notes Payable [Member]
Debt Disclosure [Text Block]
7.	NOTES PAYABLE

Demand Notes payable

The Company has outstanding notes payable (“Notes”) of $324,894, acquired from IMT on April 20, 2016. Loan amounts represented by one such Note are owed to a director of the Company for $149,688 at December 31, 2016. On March 1, 2016, the Company executed amendments to the Notes to accrue interest at a rate of prime, as reported by the Wall Street Journal, of 3.50% at the date of amendment and to defer the demand feature until the earlier of December 31, 2017 or the date when the Company raises new capital in excess of $15 million in cash.

Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	324,894
Accrued interest	3,467
Balance, December 31, 2016	$328,361

Interest expense incurred on the Notes totaled $2,367 and $3,467 for the three and nine-month period ended December 31, 2016, which are included in accrued liabilities.

Promissory Notes payable

In February 2014, the Company borrowed $200,000 from an existing investor under the terms of the secured promissory note (“Promissory Note”). The Promissory Note bears interest at a simple interest rate equal to 10% per annum and interest is payable quarterly. The Promissory Note, which matured in March 2016 and then September 2016, was further extended and now matures March 2017, may be prepaid at any time, and is secured by substantially all the assets of one of the Company’s subsidiaries. Interest expense incurred on the Promissory Note totaled $5,041 and $13,973 for the three and nine month periods ended December 31, 2016.

Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	217,808
Accrued interest	13,973
Balance, December 31, 2016	$231,781

Convertible Notes Payable

In December 2016, several non-related shareholders of the Company agreed to loan the Company $1,500,000, in three tranches, $500,000 upon origination of the loans and $500,000 on each of January 15 and February 15, 2017. At December 31, 2016, $483,333 of the initial $500,000 loans was received. The loans bear interest at 6% and are due for repayment on March 31, 2017. Under certain conditions these loans can be converted into Company shares. If the loans are not repaid or the shareholders decide not to convert their loans into common shares of the Company, these shareholders will take security over all assets of the Company.